Offsetting of financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Offsetting of derivatives
Offsetting of derivatives
end of	2015		2014
	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforceable master netting agreements (CHF billion)
OTC-cleared	15.7	14.5	257.7	250.0
OTC	153.0	146.5	213.6	210.4
Exchange-traded	0.0	0.0	0.1	0.0
Interest rate products	168.7	161.0	471.4	460.4
OTC	58.1	68.2	86.9	99.0
Exchange-traded	0.3	0.3	0.1	0.2
Foreign exchange products	58.4	68.5	87.0	99.2
OTC	12.0	13.3	14.8	15.0
Exchange-traded	8.9	11.2	12.4	14.0
Equity/index-related products	20.9	24.5	27.2	29.0
OTC-cleared	3.8	4.0	6.3	6.1
OTC	13.5	12.4	20.0	19.5
Credit derivatives	17.3	16.4	26.3	25.6
OTC	2.6	1.5	8.6	8.8
Exchange-traded	0.1	0.1	0.4	0.3
Other products	2.7	1.6	9.0	9.1
OTC-cleared	19.5	18.5	264.0	256.1
OTC	239.2	241.9	343.9	352.7
Exchange-traded	9.3	11.6	13.0	14.5
Total gross derivatives subject to enforceable master netting agreements	268.0	272.0	620.9	623.3
Offsetting (CHF billion)
OTC-cleared	(19.0)	(18.5)	(261.7)	(255.8)
OTC	(217.1)	(226.5)	(316.4)	(326.1)
Exchange-traded	(9.0)	(9.9)	(11.9)	(13.1)
Offsetting	(245.1)	(254.9)	(590.0)	(595.0)
of which counterparty netting	(223.0)	(223.0)	(561.6)	(561.6)
of which cash collateral netting	(22.1)	(31.9)	(28.4)	(33.4)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	0.5	0.0	2.3	0.3
OTC	22.1	15.4	27.5	26.6
Exchange-traded	0.3	1.7	1.1	1.4
Total net derivatives subject to enforceable master netting agreements	22.9	17.1	30.9	28.3
Total derivatives not subject to enforceable master netting agreements [1]	5.7	6.5	8.6	9.1
Total net derivatives presented in the consolidated balance sheets	28.6	23.6	39.5	37.4
of which recorded in trading assets and trading liabilities	28.4	23.5	38.0	36.9
of which recorded in other assets and other liabilities	0.2	0.1	1.5	0.5
1 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

Offsetting of securities purchased under resale agreements and securities borrowing transactions
Offsetting of securities purchased under resale agreements and securities borrowing transactions
end of	2015				2014
	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	92.0	(19.6)	72.4		119.3	(28.0)	91.3
Securities borrowing transactions	21.4	(3.9)	17.5		27.8	(6.9)	20.9
Total subject to enforceable master netting agreements	113.4	(23.5)	89.9		147.1	(34.9)	112.2
Total not subject to enforceable master netting agreements [1]	33.1	–	33.1		51.0	–	51.0
Total	146.5	(23.5)	123.0	[2]	198.1	(34.9)	163.2	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 83,565 million and CHF 104,283 million of the total net amount as of December 31, 2015 and 2014, respectively, are reported at fair value.

Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements and securities lending transactions
end of	2015				2014
	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	43.2	(21.4)	21.8		69.9	(31.9)	38.0
Securities lending transactions	9.8	(2.1)	7.7		10.8	(3.0)	7.8
Obligation to return securities received as collateral, at fair value	19.4	0.0	19.4		18.8	0.0	18.8
Total subject to enforceable master netting agreements	72.4	(23.5)	48.9		99.5	(34.9)	64.6
Total not subject to enforceable master netting agreements [1]	26.2	–	26.2		32.4	–	32.4
Total	98.6	(23.5)	75.1		131.9	(34.9)	97.0
of which securities sold under repurchase agreements and securities lending transactions	70.1	(23.5)	46.6	[2]	105.0	(34.9)	70.1	[2]
of which obligation to return securities received as collateral, at fair value	28.5	0.0	28.5		26.9	0.0	26.9
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 32,398 million and CHF 54,732 million of the total net amount as of December 31, 2015 and 2014, respectively, are reported at fair value.

Amounts not offset in the consolidated balance sheets
Amounts not offset in the consolidated balance sheets
end of	2015						2014
	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	22.9	6.2		0.8		15.9	30.9	6.5		0.1		24.3
Securities purchased under resale agreements	72.4	72.4		0.0		0.0	91.3	91.3		0.0		0.0
Securities borrowing transactions	17.5	17.1		0.0		0.4	20.9	20.3		0.0		0.6
Total financial assets subject to enforceable master netting agreements	112.8	95.7		0.8		16.3	143.1	118.1		0.1		24.9
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	17.1	3.4		0.0		13.7	28.3	8.5		0.0		19.8
Securities sold under repurchase agreements	21.8	21.8		0.0		0.0	38.0	38.0		0.0		0.0
Securities lending transactions	7.7	7.4		0.0		0.3	7.8	7.6		0.0		0.2
Obligation to return securities received as collateral, at fair value	19.4	18.5		0.0		0.9	18.8	18.1		0.0		0.7
Total financial liabilities subject to enforceable master netting agreements	66.0	51.1		0.0		14.9	92.9	72.2		0.0		20.7
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.

Bank
Offsetting of derivatives
Offsetting of derivatives
end of	2015		2014
	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforceable master netting agreements (CHF billion)
OTC-cleared	15.7	14.5	257.8	250.1
OTC	152.9	146.3	213.6	210.3
Exchange-traded	0.0	0.0	0.1	0.0
Interest rate products	168.6	160.8	471.5	460.4
OTC	58.1	68.2	86.9	99.0
Exchange-traded	0.3	0.3	0.1	0.2
Foreign exchange products	58.4	68.5	87.0	99.2
OTC	12.0	13.5	14.8	15.3
Exchange-traded	8.9	11.2	12.4	14.0
Equity/index-related products	20.9	24.7	27.2	29.3
OTC-cleared	3.8	4.0	6.3	6.1
OTC	13.5	12.4	20.0	19.5
Credit derivatives	17.3	16.4	26.3	25.6
OTC-cleared	0.0	0.1	0.0	0.0
OTC	2.7	1.5	8.6	8.7
Exchange-traded	0.0	0.2	0.4	0.4
Other products	2.7	1.8	9.0	9.1
OTC-cleared	19.5	18.6	264.1	256.2
OTC	239.2	241.9	343.9	352.8
Exchange-traded	9.2	11.7	13.0	14.6
Total gross derivatives subject to enforceable master netting agreements	267.9	272.2	621.0	623.6
Offsetting (CHF billion)
OTC-cleared	(19.0)	(18.6)	(261.7)	(255.8)
OTC	(217.1)	(226.7)	(316.7)	(326.4)
Exchange-traded	(9.0)	(9.8)	(11.9)	(13.1)
Offsetting	(245.1)	(255.1)	(590.3)	(595.3)
of which counterparty netting	(223.0)	(223.0)	(561.6)	(561.6)
of which cash collateral netting	(22.1)	(32.1)	(28.7)	(33.7)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	0.5	0.0	2.4	0.4
OTC	22.1	15.2	27.2	26.4
Exchange-traded	0.2	1.9	1.1	1.5
Total net derivatives subject to enforceable master netting agreements	22.8	17.1	30.7	28.3
Total derivatives not subject to enforceable master netting agreements [1]	6.0	6.5	8.8	9.1
Total net derivatives presented in the consolidated balance sheets	28.8	23.6	39.5	37.4
of which recorded in trading assets and trading liabilities	28.6	23.5	38.0	36.9
of which recorded in other assets and other liabilities	0.2	0.1	1.5	0.5
1 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

Offsetting of securities purchased under resale agreements and securities borrowing transactions
Offsetting of securities purchased under resale agreements and securities borrowing transactions
end of	2015				2014
	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	92.4	(19.6)	72.8		119.3	(28.0)	91.3
Securities borrowing transactions	21.4	(3.9)	17.5		27.8	(6.9)	20.9
Total subject to enforceable master netting agreements	113.8	(23.5)	90.3		147.1	(34.9)	112.2
Total not subject to enforceable master netting agreements [1]	33.1	–	33.1		51.0	–	51.0
Total	146.9	(23.5)	123.4	[2]	198.1	(34.9)	163.2	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 83,565 million and CHF 104,283 million of the total net amount as of December 31, 2015 and December 31, 2014, respectively, are reported at fair value.

Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements and securities lending transactions
end of	2015				2014
	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	43.2	(21.4)	21.8		69.9	(31.9)	38.0
Securities lending transactions	9.8	(2.1)	7.7		10.8	(3.0)	7.8
Obligation to return securities received as collateral, at fair value	19.4	0.0	19.4		18.8	0.0	18.8
Total subject to enforceable master netting agreements	72.4	(23.5)	48.9		99.5	(34.9)	64.6
Total not subject to enforceable master netting agreements [1]	26.2	–	26.2		32.4	–	32.4
Total	98.6	(23.5)	75.1		131.9	(34.9)	97.0
of which securities sold under repurchase agreements and securities lending transactions	70.1	(23.5)	46.6	[2]	105.0	(34.9)	70.1	[2]
of which obligation to return securities received as collateral, at fair value	28.5	0.0	28.5		26.9	0.0	26.9
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 32,398 million and CHF 54,732 million of the total net amount as of December 31, 2015 and December 31, 2014, respectively, are reported at fair value.

Amounts not offset in the consolidated balance sheets
Amounts not offset in the consolidated balance sheets
end of	2015						2014
	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	22.8	6.2		0.8		15.8	30.7	6.5		0.1		24.1
Securities purchased under resale agreements	72.8	72.8		0.0		0.0	91.3	91.3		0.0		0.0
Securities borrowing transactions	17.5	17.1		0.0		0.4	20.9	20.3		0.0		0.6
Total financial assets subject to enforceable master netting agreements	113.1	96.1		0.8		16.2	142.9	118.1		0.1		24.7
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	17.1	3.4		0.0		13.7	28.3	8.5		0.0		19.8
Securities sold under repurchase agreements	21.8	21.8		0.0		0.0	38.0	38.0		0.0		0.0
Securities lending transactions	7.7	7.4		0.0		0.3	7.8	7.6		0.0		0.2
Obligation to return securities received as collateral, at fair value	19.4	18.5		0.0		0.9	18.8	18.1		0.0		0.7
Total financial liabilities subject to enforceable master netting agreements	66.0	51.1		0.0		14.9	92.9	72.2		0.0		20.7
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.